Submission	Jul. 02, 2025
Submission [Line Items]
Central Index Key	0001368622
Registrant Name	AeroVironment Inc
Registration File Number	333-288424
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES